Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000211437
Shareholder Report [Line Items]
Fund Name	Quadratic Interest Rate Volatility and Inflation Hedge ETF
Class Name	Quadratic Interest Rate Volatility and Inflation Hedge ETF
Trading Symbol	IVOL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the Quadratic Interest Rate Volatility and Inflation Hedge ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kfafunds.com/ivol/. You can also request this information by contacting us at 1-833-IVOL-ETF (1-833-486-5383).
Additional Information Phone Number	1-833-IVOL-ETF (1-833-486-5383)
Additional Information Website	https://kfafunds.com/ivol/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

IVOL is a fixed income ETF that seeks to hedge relative interest rate movements, whether these movements arise from falling short-term interest rates or rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for enhanced inflation-protected income.

The Fund outperformed the Bloomberg U.S. Treasury U.S. TIPS Index during the period because of the options held by the Fund. The options held by the Fund during the period were long the difference between the 2-year and 10-year yield on a U.S. Treasury bond, which increased, leading the Fund to outperform a portfolio of inflation-protected securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Quadratic Interest Rate Volatility and Inflation Hedge ETF	Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)Footnote Reference*
May/19	$10,000	$10,000
Mar/20	$10,695	$10,628
Mar/21	$12,155	$11,429
Mar/22	$11,319	$11,919
Mar/23	$10,419	$11,196
Mar/24	$9,033	$11,247
Mar/25	$9,217	$11,941
Mar/26	$9,545	$12,299

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Quadratic Interest Rate Volatility and Inflation Hedge ETF	3.56%	-4.72%	-0.67%
Bloomberg U.S. Treasury Inflation-Linked Bond Index (USD) (TR)Footnote Reference*	3.00%	1.48%	3.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 477,679,987
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 4,175,599
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$477,679,987	11	$4,175,599	0%

Holdings [Text Block]	IVOL Composition
Table Summary
Value	Value
Long Interest Rate Options	10.0%
Schwab U.S. TIPS ETF	79.0%
Cash	11.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Schwab U.S. TIPS ETF	79.0%
Purchased Option - CMS 10Y - 2Y, 0.20%, 04/14/27Footnote Reference(1)	1.7%
Purchased Option - CMS 10Y - 2Y, 0.55%, 05/17/28Footnote Reference(1)	1.6%
Purchased Option - CMS 10Y - 2Y, 0.50%, 09/15/27Footnote Reference(1)	1.4%
Purchased Option - CMS 10Y - 2Y, 0.38%, 10/18/29Footnote Reference(1)	1.4%
Purchased Option - CMS 10Y - 2Y, 0.85%, 09/15/28Footnote Reference(1)	1.1%
Purchased Option - CMS 10Y - 2Y, 0.28%, 12/09/26Footnote Reference(1)	1.1%
Purchased Option - CMS 10Y - 2Y, 0.70%, 06/15/27Footnote Reference(1)	0.9%
Purchased Option - CMS 10Y - 2Y, 0.43%, 11/13/26Footnote Reference(1)	0.5%
Purchased Option - CMS 10Y - 2Y, 0.48%, 08/13/26Footnote Reference(1)	0.2%
Footnote	Description
Footnote(1)	At market value.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kfafunds.com/etf/ivol/#documents or upon request at 1-855-857-2638.

Effective April 1, 2026, the Adviser contractually agreed to waive its management fee equal to 0.04% of the Fund’s average annual net assets. The waiver will remain in effect through August 1, 2028, unless terminated earlier by the Fund’s Board of Trustees.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction could, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing advisory agreement and, as a result of the termination of the advisory agreement, the sub-advisory agreement. In anticipation of the Transaction, the Board approved new advisory and sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval. To ensure continuity of management pending such shareholder approval, the Board also approved interim advisory and sub-advisory agreements, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Updated Prospectus Web Address	https://kfafunds.com/ivol/
C000225265
Shareholder Report [Line Items]
Fund Name	Quadratic Deflation ETF
Class Name	Quadratic Deflation ETF
Trading Symbol	BNDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the Quadratic Deflation ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://kfafunds.com/bndd/. You can also request this information by contacting us at 1-888-BNDD-007 (1-888-263-3007).
Additional Information Phone Number	1-888-BNDD-007 (1-888-263-3007)
Additional Information Website	https://kfafunds.com/bndd/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quadratic Deflation ETF	$98	1.00%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

BNDD is a fixed income ETF that seeks to benefit from lower growth, deflation, lower or negative long-term interest rates, and/or a reduction in the spread between shorter and longer term interest rates by investing in U.S. Treasuries and options.

The Fund underperformed the Bloomberg U.S. Long Treasury Index during the period because of the options held by the Fund. The options held by the Fund during the period were short the difference between the 2-year and 30-year yield on a U.S. Treasury bond, which increased, leading the Fund to underperform a portfolio of U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 7,440,356
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 83,962
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,440,356	3	$83,962	0%

Holdings [Text Block]	BNDD Composition
Table Summary
Value	Value
Long Interest Rate Options	3.1%
Vanguard Long-Term Treasury ETF	78.8%
Cash	18.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Vanguard Long-Term Treasury ETF	78.7%
Purchased Option - CMS 30Y – 2Y, 0.60%, 04/21/27Footnote Reference(1)	1.7%
Purchased Option - CMS 30Y – 2Y, 0.80%, 10/14/26Footnote Reference(1)	1.5%
Footnote	Description
Footnote(1)	At market value.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://kfafunds.com/etf/bndd/#documents or upon request at 1-855-857-2638.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”), the investment adviser to the Fund, entered into an agreement whereby its officers and employees, among others, through KFA Two Holdings, LLC, will acquire a majority interest in the Adviser from China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited (the “Transaction”). Consummation of the Transaction could, under the Investment Company Act of 1940, result in the automatic termination of the Fund’s existing advisory agreement and, as a result of the termination of the advisory agreement, the sub-advisory agreement. In anticipation of the Transaction, the Board approved new advisory and sub-advisory agreements on terms identical to the existing agreements (other than effective and termination dates), subject to shareholder approval. To ensure continuity of management pending such shareholder approval, the Board also approved interim advisory and sub-advisory agreements, each with terms substantially identical to the current agreements, to remain in effect for up to 150 days while shareholder approval is sought.

Updated Prospectus Web Address	https://kfafunds.com/bndd/